CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	IPO [Member] CNY (¥)	Follow On Offering [Member] CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Ordinary Shares [Member] CNY (¥) shares	Ordinary Shares [Member] IPO [Member] CNY (¥) shares	Ordinary Shares [Member] Follow On Offering [Member] CNY (¥) shares	Treasury Shares [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] IPO [Member] CNY (¥)	Additional Paid-in Capital [Member] Follow On Offering [Member] CNY (¥)	Accumulated Other Comprehensive Loss [Member] CNY (¥)	Accumulated Deficit [Member] CNY (¥)	Accumulated Deficit [Member] IPO [Member] CNY (¥)	Accumulated Deficit [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)
Beginning balance at Dec. 31, 2017		¥ (39,800)				¥ 26			¥ (7)	¥ 363,789			¥ 0	¥ (403,608)
Beginning balance (Shares) at Dec. 31, 2017 | shares						400,061,875			(103,240,000)
Share-based compensation, value		1,630								1,630			0
Share-based compensation, shares | shares									26,666,675
Issuance of ordinary shares, value						¥ 2			¥ (2)
Issuance of ordinary shares, shares | shares						37,202,575			(37,202,575)
Accretion on Convertible Redeemable Preferred Shares to redemption value as of the completion of the Initial Public Offering ("IPO")		(705,329)								(325,494)				(379,835)
Deemed dividend due to extinguishment of Preferred Shares		(43,136)								(43,136)
Deemed dividend due to modification of Preferred Shares		(41,485)								(41,485)
Reclassification from mezzanine equity to ordinary shares upon extinguishment of Redeemable Shares		44,698				¥ 2				44,696
Reclassification from mezzanine equity to ordinary shares upon extinguishment of Redeemable Shares,Shares | shares						25,925,500
Deemed contribution from repurchase of Preferred Shares		0
Foreign currency translation adjustment		(2,980)											(2,980)
Net loss		(1,398,823)												(1,398,823)
Ending balance at Dec. 31, 2018		(2,185,225)				¥ 30			¥ (9)	0			(2,980)	(2,182,266)
Ending balance (Shares) at Dec. 31, 2018 | shares						463,189,950			(113,775,900)
Share-based compensation, value		517								517
Share-based compensation, shares | shares									13,333,325
Accretion on Convertible Redeemable Preferred Shares to redemption value as of the completion of the Initial Public Offering ("IPO")		(961,050)								(10,486)				(950,564)
Deemed dividend due to extinguishment of Preferred Shares		0
Deemed dividend due to modification of Preferred Shares		0
Deemed contribution from repurchase of Preferred Shares		9,969								9,969
Foreign currency translation adjustment		(2,968)											(2,968)
Net loss		(3,691,673)												(3,691,673)
Ending balance at Dec. 31, 2019		(6,830,430)			¥ (2,074)	¥ 30			¥ (9)	0			(5,948)	(6,824,503)		¥ (2,074)
Ending balance (Shares) at Dec. 31, 2019 | shares						463,189,950			(100,442,575)
Issuance of Ordinary Shares for the vested Restricted Share Units ("RSUs"), shares | shares						14,850,560
Ending balance at Jan. 01, 2020																2,074
Beginning balance at Dec. 31, 2019		(6,830,430)			(2,074)	¥ 30			¥ (9)	0			(5,948)	(6,824,503)		(2,074)
Beginning balance (Shares) at Dec. 31, 2019 | shares						463,189,950			(100,442,575)
Accretion on Convertible Redeemable Preferred Shares to redemption value as of the completion of the Initial Public Offering ("IPO")		(285,293)								0				(285,293)
Foreign currency translation adjustment		(11,976)											(11,976)
Net loss		(649,761)												(649,761)
Ending balance at Mar. 31, 2020		(7,779,534)				¥ 30			¥ (9)	0			(17,924)	(7,761,631)
Ending balance (Shares) at Mar. 31, 2020 | shares						463,189,950			(100,442,575)
Beginning balance at Dec. 31, 2019		(6,830,430)			¥ (2,074)	¥ 30			¥ (9)	0			(5,948)	(6,824,503)		¥ (2,074)
Beginning balance (Shares) at Dec. 31, 2019 | shares						463,189,950			(100,442,575)
Share-based compensation, value		57,875							¥ 1	57,874
Issuance of ordinary shares, value			¥ 11,409,248	¥ 15,980,227		¥ 5	¥ 16	¥ 7	¥ (5)		¥ 11,409,232	¥ 15,980,220
Issuance of ordinary shares, shares | shares						60,687,680	229,386,666	110,400,000	(60,687,680)
Accretion on Convertible Redeemable Preferred Shares to redemption value as of the completion of the Initial Public Offering ("IPO")	$ (329,336)	(2,157,744)	(2,157,744)								¥ (393,883)				¥ (1,763,861)
Deemed dividend due to extinguishment of Preferred Shares	0	0
Deemed dividend due to modification of Preferred Shares	0	0
Deemed contribution from repurchase of Preferred Shares	0	0
Repurchase of Ordinary Shares, value						¥ (9)			¥ 9
Repurchase of Ordinary Shares, shares | shares						(100,442,575)			100,442,575
Issuance of Ordinary Shares for the vested Restricted Share Units ("RSUs"), value						¥ 1				(1)
Share-based compensation due to vesting of Restricted Shares, shares | shares									17,643,400
Share-based compensation due to vesting of Restricted Share Units		544,659								544,659
The immediate vesting of Restricted Share Units upon grant date		393,883								393,883
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO, value		18,490,583				¥ 55				18,490,528
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO, shares | shares						801,733,385
Foreign currency translation adjustment	(110,570)	(724,433)											(724,433)
Net loss	(416,983)	(2,731,985)												(2,731,985)
Ending balance at Dec. 31, 2020	5,255,016	34,429,809				¥ 105			¥ (4)	46,482,512			(730,381)	(11,322,423)
Ending balance (Shares) at Dec. 31, 2020 | shares						1,579,805,666			(43,044,280)
Share-based compensation, value		90,276							¥ 0	90,276
Issuance of treasury shares, shares | shares						8,121,312			(8,121,312)
Issuance of treasury shares, values						¥ 1			¥ (1)
Accretion on Convertible Redeemable Preferred Shares to redemption value as of the completion of the Initial Public Offering ("IPO")	0	0
Issuance of Ordinary Shares for the vested Restricted Share Units ("RSUs"), value			¥ 0			¥ 1			¥ 2	(3)
Issuance of Ordinary Shares for the vested Restricted Share Units ("RSUs"), shares | shares						25,127,084			25,234,640
Share-based compensation due to vesting of Restricted Shares, shares | shares									0
Foreign currency translation adjustment	15,430	101,092											101,092
Net loss	(120,052)	(786,561)												(786,561)
Ending balance at Mar. 31, 2021	$ 5,164,171	¥ 33,834,616				¥ 107			¥ (3)	¥ 46,572,785			¥ (629,289)	¥ (12,108,984)
Ending balance (Shares) at Mar. 31, 2021 | shares						1,613,054,062			(25,930,952)